Commitments and Contingencies - Additional Information (Details)	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 GBP (£) shares	Mar. 31, 2022 USD ($) shares
Other Commitments [Line Items]
Temporary equity, shares outstanding | shares				1,465,100	1,465,100	947,163
Business acquisition, cash consideration transferred		$ 5,749,202	$ 0	$ 0		$ 72,088
Rent expense for operating leases		69,489		221,166		141,832
Global Insurance Management Limited
Other Commitments [Line Items]
Business acquisition, cash consideration transferred | £					£ 5,000,000
National Automobile Club
Other Commitments [Line Items]
Business acquisition, cash consideration transferred	$ 1,750,000	$ 1,750,000		1,750,000
Series A and A1 Preferred Stock [Member]
Other Commitments [Line Items]
Cumulative dividend in respect of preferred stock				$ 477,101		$ 357,885
Convertible Preferred Stock [Member]
Other Commitments [Line Items]
Temporary equity, shares outstanding | shares		0